Related Party Transactions (Details) $ in Thousands, R$ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 27, 2024 USD ($)	Jun. 26, 2024
Related Party Transactions [Line Items]
Amount received		$ 77,355	[1]	$ 118,554	[1]			$ 19,339,000
Loss from sale of receivables		102,453		97,325		$ 72,635
Company held investments		303,195		781,523
Earned interest from these investments	[2]	453,731		326,442		268,418
Net revenue		77,182,547		72,918,123		72,613,910
Total amount of purchases		243,418		349,543		658,638
Commitments agreements amount		48,318		61,926
Working Capital Adjustments (in Brazil Real) | R$							R$ 50,869
Certificado de Depósito Interbancário [Member]
Related Party Transactions [Line Items]
Earned interest from these investments		33,065		26,205		1,448
Sponsor of Institute J&F [Member]
Related Party Transactions [Line Items]
General and administrative expenses		18,223		22,535		34,625
JBJ Agropecuária Ltda. [Member]
Related Party Transactions [Line Items]
Accounts receivable		311		878
Accounts payable		478		401
Net revenue		$ 4,956		$ 5,039		$ 12,844
JBS S.A [Member]
Related Party Transactions [Line Items]
Participation in the consortium, percentage									99.00%
Âmbar Hidroenergia Ltda. [Member]
Related Party Transactions [Line Items]
Participation in the consortium, percentage									1.00%

[1]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.
[2]	For the year ended December 31, 2024,2023 and 2022 the amount of US$97,980, US$117,866 and US$110,677 , respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2024, the amount of US$182,812 (US$105,839 and US$68,478 for the year ended December 31, 2023 and 2022 respectively), refers to interest income from short-term investments.